Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

	Summary Compensation Table Total for the		Average Summary Compensation Table Total for	Average Compensation	Value of Initial Fixed $100 Investment based on:
Year	Principal Executive Officer ("PEO") (1)	Compensation Actually Paid to the PEO (1)	Non-PEO Named Executive Officers ("NEO's") (2)	Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in thousands) (4)	Gross Billings (in thousands) (5)
2025	$5,002,291	$3,827,038	$1,746,813	$1,277,818	$226	$122	$54,448	$9,042,132
2024	$4,317,412	$10,397,339	$1,675,520	$3,289,391	$269	$143	$52,993	$8,327,091
2023	$3,787,616	$6,150,744	$1,394,186	$2,025,153	$177	$120	$50,612	$7,716,152
2022	$4,217,404	$7,132,315	$1,568,301	$2,443,965	$141	$113	$47,268	$7,393,808
2021	$2,989,765	$4,055,270	$1,357,912	$1,631,691	$102	$151	$38,079	$6,569,986

(1) Mr. Kramer was the PEO for all five years presented in the table. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2025 is as follows:

Current PEO SCT Total to CAP Reconciliation	2025
Total Compensation as reported in Summary Compensation Table	$5,002,291
Subtract grant date fair value of equity awards granted during 2025	$(2,524,723)
Add year-end fair value of equity awards granted in 2025 that are outstanding and unvested as of last day of 2025	$2,189,184
Add/subtract change in fair value from last day of prior year to last day of 2025 of any awards granted in prior years that are outstanding and unvested as of last day of 2025	$(519,605)
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2025.	$(318,675)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2025.	$(1,434)
Compensation Actually Paid to PEO	$3,827,038

(2) Messrs. Harris, Blotz, and Potts were the Non-PEO NEOs for all five years presented in the table. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2025 is as follows:

NEO Average SCT Total to CAP Reconciliation	2025
Total Compensation as reported in Summary Compensation Table	$1,746,813
Subtract grant date fair value of equity awards granted during 2025	$(649,817)
Add year-end fair value of equity awards granted in 2025 that are outstanding and unvested as of last day of 2025	$562,450
Add/subtract change in fair value from last day of prior year to last day of 2025 of any awards granted in prior years that are outstanding and unvested as of last day of 2025	$(324,478)
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2025.	$(56,875)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2025.	$(275)
Compensation Actually Paid to non-PEO NEOs	$1,277,818

(3) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2020.

(4) Reflects after-tax net income prepared in accordance with GAAP for each of the years shown.

(5) Gross billings is the financial measure that, in the Company’s assessment, represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from professional employer organization revenue because we are not the primary obligor for wage payments to our clients' employees.

Company Selected Measure Name	Gross billings
Named Executive Officers, Footnote	(1) Mr. Kramer was the PEO for all five years presented in the table.
Peer Group Issuers, Footnote

(3) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2020.

Adjustment To PEO Compensation, Footnote

(1) Mr. Kramer was the PEO for all five years presented in the table. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2025 is as follows:

Current PEO SCT Total to CAP Reconciliation	2025
Total Compensation as reported in Summary Compensation Table	$5,002,291
Subtract grant date fair value of equity awards granted during 2025	$(2,524,723)
Add year-end fair value of equity awards granted in 2025 that are outstanding and unvested as of last day of 2025	$2,189,184
Add/subtract change in fair value from last day of prior year to last day of 2025 of any awards granted in prior years that are outstanding and unvested as of last day of 2025	$(519,605)
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2025.	$(318,675)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2025.	$(1,434)
Compensation Actually Paid to PEO	$3,827,038

Adjustment to Non-PEO NEO Compensation Footnote

(2) Messrs. Harris, Blotz, and Potts were the Non-PEO NEOs for all five years presented in the table. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2025 is as follows:

NEO Average SCT Total to CAP Reconciliation	2025
Total Compensation as reported in Summary Compensation Table	$1,746,813
Subtract grant date fair value of equity awards granted during 2025	$(649,817)
Add year-end fair value of equity awards granted in 2025 that are outstanding and unvested as of last day of 2025	$562,450
Add/subtract change in fair value from last day of prior year to last day of 2025 of any awards granted in prior years that are outstanding and unvested as of last day of 2025	$(324,478)
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2025.	$(56,875)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2025.	$(275)
Compensation Actually Paid to non-PEO NEOs	$1,277,818

Compensation Actually Paid vs. Company Selected Measure

Relationship between Compensation Actually Paid and Financial Performance Measures

Compensation Actually Paid ("CAP") to Mr. Kramer was higher in 2021-2024 compared to 2025. The decrease in Mr. Kramer’s compensation is primarily the result of the decrease in the Company’s stock price in 2025. The average NEO CAP was also higher in 2021-2024 compared to 2025, primarily due to the decrease in the Company’s stock price in 2025.

Total Shareholder Return increased from 2021 to 2024 primarily due to the increase in the Company’s stock price during this period. Total Shareholder Return decreased in 2025 primarily due to the decrease in the Company's stock price during this period. Net Income, Gross Billings, and total Worksite Employees also increased between 2021 and 2025. Each of these metrics is directionally aligned with the increases in CAP for both Mr. Kramer and the other NEOs, except in 2025 where the CAP for Mr. Kramer and the other NEOs decreased compared to the prior year. Total Shareholder Return increased from 2021 to 2025, compared to a decrease in Peer Group Total shareholder Return for the same period.

The following list presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in the list are not ranked.

Tabular List, Table

Gross Billings
Net Income Before Taxes
Gross Margin as a Percentage of Gross Billings
Net Income
Growth in Gross Billings
Worksite Employee Adds

Total Shareholder Return Amount	$ 226	$ 269	$ 177	$ 141	$ 102
Peer Group Total Shareholder Return Amount	122	143	120	113	151
Net Income (Loss)	$ 54,448,000	$ 52,993,000	$ 50,612,000	$ 47,268,000	$ 38,079,000
Company Selected Measure Amount	9,042,132,000	8,327,091,000	7,716,152,000	7,393,808,000	6,569,986,000
PEO Name	Mr. Kramer	Mr. Kramer	Mr. Kramer	Mr. Kramer	Mr. Kramer
Measure:: 1
Pay vs Performance Disclosure
Name	Gross Billings
Non-GAAP Measure Description

(5) Gross billings is the financial measure that, in the Company’s assessment, represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from professional employer organization revenue because we are not the primary obligor for wage payments to our clients' employees.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income Before Taxes
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin as a Percentage of Gross Billings
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Gross Billings
Measure:: 6
Pay vs Performance Disclosure
Name	Worksite Employee Adds
Mr. Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,002,291	$ 4,317,412	$ 3,787,616	$ 4,217,404	$ 2,989,765
PEO Actually Paid Compensation Amount	3,827,038	10,397,339	6,150,744	7,132,315	4,055,270
Messrs. Harris, Blotz and Potts [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,746,813	1,675,520	1,394,186	1,568,301	1,357,912
Non-PEO NEO Average Compensation Actually Paid Amount	1,277,818	$ 3,289,391	$ 2,025,153	$ 2,443,965	$ 1,631,691
PEO | Mr. Kramer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,524,723)
PEO | Mr. Kramer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,189,184
PEO | Mr. Kramer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(519,605)
PEO | Mr. Kramer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(318,675)
PEO | Mr. Kramer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,434)
Non-PEO NEO | Messrs. Harris, Blotz and Potts [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,817)
Non-PEO NEO | Messrs. Harris, Blotz and Potts [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	562,450
Non-PEO NEO | Messrs. Harris, Blotz and Potts [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(324,478)
Non-PEO NEO | Messrs. Harris, Blotz and Potts [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,875)
Non-PEO NEO | Messrs. Harris, Blotz and Potts [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (275)